Finance Receivables - Summary of Credit Quality Finance Receivable Portfolio (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Recency delinquency
Financing Receivable, Past Due [Line Items]
Finance receivables	$ 5,285	$ 255,943
Recency delinquency | Current
Financing Receivable, Past Due [Line Items]
Finance receivables	5,016	240,623
Recency delinquency | Total delinquency
Financing Receivable, Past Due [Line Items]
Finance receivables	269	15,320
Recency delinquency | 30-59 days
Financing Receivable, Past Due [Line Items]
Finance receivables	152	7,760
Recency delinquency | 60-89 days
Financing Receivable, Past Due [Line Items]
Finance receivables	102	7,560
Recency delinquency | 90+ days
Financing Receivable, Past Due [Line Items]
Finance receivables	15	0
Contractual delinquency
Financing Receivable, Past Due [Line Items]
Finance receivables	5,285	255,943
Contractual delinquency | Current
Financing Receivable, Past Due [Line Items]
Finance receivables	4,993	220,438
Contractual delinquency | Total delinquency
Financing Receivable, Past Due [Line Items]
Finance receivables	292	35,505
Contractual delinquency | 30-59 days
Financing Receivable, Past Due [Line Items]
Finance receivables	171	12,574
Contractual delinquency | 60-89 days
Financing Receivable, Past Due [Line Items]
Finance receivables	104	9,852
Contractual delinquency | 90+ days
Financing Receivable, Past Due [Line Items]
Finance receivables	$ 17	$ 13,079